HELD FOR SALE - Summary (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Investment properties	$ 74,081	$ 75,511	$ 80,196
Equity accounted investments	19,425	20,764	22,698
Accounts receivable and other	1,643	1,407
Total assets	108,485	111,643
Debt obligations	55,493	55,528
Accounts payable and other liabilities	3,889	3,426
Total liabilities	66,906	66,708
Assets held for sale
Disclosure of financial assets [line items]
Investment properties	135	160
Equity accounted investments	0	223
Accounts receivable and other	2	4
Total assets	137	387	$ 1,004
Liabilities associated with assets held for sale
Disclosure of financial assets [line items]
Debt obligations	70	138
Accounts payable and other liabilities	0	2
Total liabilities	$ 70	$ 140